Fair Value Measurement - Additional Information (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of fair value measurement of liabilities [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets	€ 0	€ 0
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	0	0
Transfers out of Level 3 of fair value hierarchy, assets	0	0
Transfers into Level 3 of fair value hierarchy, liabilities	0	0
Transfers out of Level 3 of fair value hierarchy, liabilities	€ 0	€ 0
Risk-free interest rate	3.60%
Volatility interest rate	45.20%
Risk free interest rate term	2 years 6 months
Volatility interest rate term	2 years 6 months
Bottom of Range
Disclosure of fair value measurement of liabilities [line items]
Deposit rate term	6 months
Long-term interest rate term	2 years
Top of Range
Disclosure of fair value measurement of liabilities [line items]
Deposit rate term	18 months
Long-term interest rate term	40 years